As filed with the Securities and Exchange Commission on May 1, 2000
                         File Nos. 33-53698 and 811-7322

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 9

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 10

                              THE CANANDAIGUA FUNDS
                              72 South Main Street
                           Canandaigua, New York 14424
                            1-800-724-2621 (Ext. 216)

                   Steven H. Swartout, Secretary and Treasurer
                              The Canandaigua Funds
                              72 South Main Street
                           Canandaigua, New York 14424

                                   Copies to:

  Stephen M. Waite, Esq.                                 Max Berueffy, Esq.
 Underberg & Kessler LLP                            American Data Services, Inc.
    1800 Chase Square                                    150 Motor Parkway
Rochester, New York 14604                             Hauppauge, NY 11788-0132

It is proposed that this filing will become effective:

         [X] immediately upon filing pursuant to Rule 485,paragraph (b)
         [ ] on March 1, 1999 pursuant to Rule 485, paragraph (b)
         [ ] 60 days after filing pursuant to Rule 485, paragraph (a)(i)
         [ ] on _____ pursuant to Rule 485, paragraph (a)(i)
         [ ] 75 days after filing pursuant to Rule 485, paragraph(a)(ii)
         [ ] on _____ pursuant to Rule 485, paragraph (a)(ii)
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Canandaigua Equity Fund and Canandaigua Bond Fund.

                                                                     PROSPECTUS
                                 May 1, 2000



                              THE CANANDAIGUA FUNDS

         The Canandaigua Funds are:

                                The Equity Fund

                                The Bond Fund

         Please read this Prospectus and keep it for future reference. It contains important information, including information on how The Canandaigua Funds invest the shareholders' funds and the services they offer to shareholders.






         SHARES OF THE CANANDAIGUA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.








                              The Canandaigua Funds
                          Canandaigua National Bank and
                                  Trust Company
                              72 South Main Street
                           Canandaigua, New York 14424
                             (716) 394-4260 ext 216

                                TABLE OF CONTENTS



Questions Every Investor Should Ask Before Investing
  in The Funds..............................................................3
         WHAT ARE THE FUNDS' OBJECTIVES?....................................3
         WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?...............3
         WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUNDS?............4
         HOW HAVE THE FUNDS PERFORMED?......................................5

Fees and Expenses...........................................................7

Management of The Funds.....................................................8

Investment Objectives and Strategies.......................................10

Your Fund Account..........................................................14
         THE FUNDS' SHARE PRICE............................................14
         HOW TO PURCHASE SHARES............................................14
         HOW TO SELL SHARES................................................15
         HOW TO EXCHANGE SHARES............................................17
         DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES.......17

Financial Highlights.......................................................21

Additional Information.....................................................24

Appendix A.................................................................25







NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, ANY SECURITIES OTHER THAN THE SECURITIES TO WHICH IT RELATES, OR AN OFFER TO OR A SOLICITATION OF ANY PERSON IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                   QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE
                       INVESTING IN THE CANANDAIGUA FUNDS


 1.       WHAT ARE THE FUNDS' OBJECTIVES?

         Each of The Equity Fund and The Bond Fund has its own investment objectives, which are considered fundamental to each respective Fund. The Funds' Board of Trustees may not change the investment objective of either Fund without shareholder approval.

         THE EQUITY FUND.     The Equity  Fund seeks long-term growth of
                              asset value through capital appreciation and dividend income.

         THE BOND FUND.       The Bond Fund seeks to earn a high level of
                              current income while permitting
                              investors a degree of safety in principal.


 2. WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

         Each of The Equity Fund and The Bond Fund has its own respective investment strategies. The Funds' Board of Trustees may change the investment strategies of either The Equity Fund or The Bond Fund without shareholder approval.


         THE EQUITY FUND.     Generally,   the  Investment   Advisor  will
                              invest   nearly  the  total   value  of  the
                              assets in  equity-based  securities,  with a
                              minimal  amount  in  cash  equivalents.   In
                              general,  the Advisor  invests in the common
                              stock  of  mid-to-large  capital  companies,
                              whose   issues   are   traded  on   domestic
                              exchanges.    The   Advisor    practices   a
                              blended approach to  investing--the  Advisor
                              does  not   consistently   follow  a  value,
                              growth   or   other   formulaic    approach.
                              Rather,   considering   the  factors  listed
                              under     "Investment     Objectives     and
                              Strategies"     the     Advisor     selects
                              investments   deemed   appropriate   in  the
                              light of market conditions.

         THE BOND FUND.       Generally,   the  Investment   Advisor  will
                              invest   nearly  the  total   value  of  the
                              assets  in  bonds  and  debentures,  with  a
                              minimal  amount  in  cash  equivalents.  The
                              Advisor   will  invest   primarily  in  debt
                              obligations  issued  or  guaranteed  by  the
                              United  States  Government,  as well as debt
                              securities   of   U.S.    corporations   and
                              securities  receiving an "investment  grade"
                              rating from Moody's  Investment  Services or
                              Standard   &  Poor's   Corporation.   It  is
                              expected  that the  dollar-weighted  average
                              credit  quality  will be AA (to be discussed
                              later).  In making  investments  in The Bond
                              Fund,  the Advisor will select  fixed-income
                              securities  with a  maturity  in  excess  of
                              one year,  but not more than  thirty  years.
                              However,    it   is   expected    that   the
                              dollar-weighted   average  maturity  of  The
                              Bond Fund will not exceed ten years.


 3. WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUNDS?

         Investors in The Canandaigua Funds may lose money. Shares of The Canandaigua Funds are not bank deposits or obligations of any bank, and are not guaranteed or insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There are risks associated with investments in the types of securities in which The Funds invest. The most significant risks include:

         THE EQUITY AND BOND FUNDS.

                  MARKET AND ECONOMIC RISK: The prices of the securities in which The Funds invest may decline for a number of reasons, including:

                  - Actual earnings that do not meet generally accepted forecasts or estimates of earnings.

                  - International political changes may alter investors' future expectations for a company's earnings.

                  - Changes in the general interest rate environment may have a negative impact on the valuation of earnings.

         THE EQUITY FUND.

                  VOLATILITY RISK: The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500. The volatility is partly a function of the size of The Fund and the fact that there are substantially less than 500 issues in the portfolio at any one time. Additionally, the Advisor may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performance tends to react with substantial downward risk exposure. In an effort to minimize the downward price movements in these situations, the Portfolio Managers may, at their discretion, choose to sell their position and reinvest the proceeds in a different security. This action will raise the portfolio turnover rate of The Fund and may or may not have an impact on the overall capital gains and losses generated throughout the year.


         THE BOND FUND.

                  INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise. The longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

                  CREDIT RISK: The issuers of the bonds and other debt securities held by The Bond Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of the security, leading to decline in the price of the security.

         The Equity Fund will generally have a more volatile unit value and lower current yield than The Bond Fund. Indeed, by stressing current yields through fixed-income securities, The Bond Fund may provide greater stability of unit value than The Equity Fund. However, The Bond Fund investments should not be expected to appreciate in value to the same extent as investments in The Equity Fund, since there will be minimal participation in the general equity markets.

         Because of these risks, prospective investors who are uncomfortable with an investment that may fluctuate in value should not invest in The Canandaigua Funds.

 4.      HOW HAVE THE FUNDS PERFORMED?

         The bar chart and table that follow provide some indication of the risks of investing in The Equity Fund and The Bond Fund by showing changes in each Funds' performance from year to year, beginning in 1993. Please remember that either Fund's past performance is not necessarily an indication of its future performance. It may perform better or worse in the future.

                             THE CANANDAIGUA FUNDS -
                    PER SHARE TOTAL RETURN PER CALENDAR YEAR(1)

                                        EQUITY         BOND
                                         FUND          FUND
                                         ----          ----

BEST/WORST PERFORMING QUARTERS

BEST                     12/98          25.97%
                          3/95                         7.52%

WORST                     9/98         -16.20%        -2.25%

PERFORMANCE OF INDICES
S&P 500:
ONE YEAR ENDED 12/31/99                 21.04%
FIVE YEARS ENDED 12/31/99               28.51%
INCEPTION THROUGH 12/31/99              21.21%

LEHMAN BROTHERS INTERM GOVT/CORP:
ONE YEAR ENDED 12/31/99                                 .39%
FIVE YEARS ENDED 12/31/99                              7.10%
INCEPTION THROUGH 12/31/99                             5.73%


ANNUALIZED RETURNS
THROUGH 12/31/99

ONE YEAR                                33.70         (1.71)
FIVE YEARS                              22.77          7.76
INCEPTION                               16.47          5.21

SEC YIELD AS OF 12/31/99                N/A            5.54

--------
         (1) The Equity Fund's best quarterly performance during the 1993-1999 period occured in quarter ended December 31, 1998, with a 25.97% return. The lowest quarterly performance for The Equity Fund occured in the quarter ended September 30, 1998, -16.20%. The highest and lowest performing quarters for The Bond Fund were the quarters ended March 31, 1995, 7.52%, and March 31,1994, -2.25%, respectively.

FEES AND EXPENSES

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of The Canandaigua Funds.


SHAREHOLDER FEES AND EXPENSES

                                                   THE EQUITY FUND        THE BOND FUND
                                                   ---------------        -------------

         Maximum Sales Charge  (Load)                No Charge                None
         Imposed on Purchases (as a
           percentage of the offering price)
         Maximum Deferred Sales Charge               No Charge                No Charge
           (Load)
         Maximum Sales Charge (Load)                 No Charge                No Charge
           Imposed on Reinvested Dividends
           and Distributions
         Redemption Fee                              None                     None
         Exchange Fee                                None                     None
         Maximum Account Fee                         No Account Fee           No Account Fee


1999 ACTUAL FUND OPERATING FEES AND EXPENSES (expenses that are deducted from
Fund assets*)

                                                   THE EQUITY FUND         THE BOND FUND
                                                   ---------------         -------------

         Management Fees                             1.00%                      1.00%
         Distribution and/or Service Fee (12b-1)     0.00%                      0.00%
         Other Expenses                              0.45%                      4.51%
                                                     -----                      -----
         Total Fund Operating Expenses               1.45%**                    5.51%**
                                                     =====                      =====


* The maximum annual operating fees and expenses which may be charged for either Fund is 1.5% of average net assets.

** Each of The Funds had actual fund operating fees and expenses for the most recent fiscal year that were less than the 1.5% maximum charge.

   EXAMPLE
   -------

You would pay the following expenses on a $10,000 investment in The Equity Fund or The Bond Fund, assuming 5% annual return and a maximum of 1.5% annual expense. The expenses would be the same for each time period whether or not redemption occurred at the end of the period:

                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                    ------  -------  -------  --------
         Expenses for
         The Equity and
         Bond Funds:                150.00  $470.00  $820.00  $1,750.00


The table above is designed to assist you in understanding the direct and indirect costs and expenses that you will bear as a shareholder of The Funds. The example above shows the amount of expenses you would pay on a $10,000 investment in either of The Funds. These amounts assume the reinvestment of all dividends and distributions, and payment by the relevant Fund of operating expenses as shown in the table entitled "1999 Actual Fund Operating Fees and Expenses." As described above, the example is an illustration only and actual expenses may be less than those shown.


                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES


         The Canandaigua Funds are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Delaware Law. The Statement of Additional Information, discussed on Page 23 of this Prospectus, contains general background information about each Trustee and Officer of The Canandaigua Funds.


INVESTMENT ADVISOR


         Subject to the direction of the Board of Trustees, The Canandaigua National Bank and Trust Company acts as the Investment Advisor to each of The Funds. The Advisor's address is:

                  72 South Main Street
                  Canandaigua, New York  14424.


         The Advisor is a commercial bank offering a wide range of banking services to its customers in the Canandaigua, New York area since 1887. As of December 31, 1999, the Advisor had assets of $522,135,000, loans of $394,227,000 and deposits of $454,290,000 and provided personal, corporate and institutional investment management and custodial services for accounts having an aggregate market value of approximately $586,815,000.

         Under its Investment Management Agreement with The Canandaigua Funds, the Advisor manages the investment of the assets of each Fund in conformity with the stated objectives and strategies of that Fund. It is the responsibility of the Advisor to make investment decisions for each of The Funds and to provide continuous supervision of their investment portfolios. In doing so, the Advisor places orders to purchase and sell securities on behalf of each Fund and selects broker-dealers that, in the Advisor's judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. The Advisor provides these services principally through the Portfolio Managers, who are members of the Investment and Trust Departments of the Advisor.

         The Funds pays to the Advisor a management fee computed daily and paid monthly at the annual rate of one percent (1%) of the value of the average daily net assets of each Fund. From 1994 through June 1997, the Board of Trustees had approved a reduction of the fee for The Bond Fund to .50 percent, which was further temporarily reduced to .00 percent in August 1997. With respect to the predecessor Collective Investment Trust, the Advisor's fee included not only investment advisory services but fiduciary and administrative services. As a result, the total expenses for the predecessor Collective Investment Trust for all such services was therefore somewhat lower than the total of such expenses for most mutual funds.

         The Funds pays other expenses related to its daily operations, such as custodian fees, Trustees' fees, administrative fees, fund accounting fees, transfer agency fees, legal and auditing costs, which are subject to reimbursement at the discretion of the Advisor. More information about the Investment Management Agreement and other expenses paid by The Canandaigua Funds is included in the Statement of Additional Information, which also contains information about its brokerage policies and practices.

PORTFOLIO MANAGERS

         Gregory S. MacKay and Robert J. Swartout are the Portfolio Managers for The Funds and have been such since the inception of the predecessor Collective Investment Trust. Mr. MacKay is a Senior Vice President of the Advisor and Mr. Swartout is a Vice President and Investment Officer of the Advisor. Both Mr. MacKay and Mr. Swartout have been officers of the Advisor for more than six years.

DISTRIBUTOR

         ADS Distributors, Inc., a Florida corporation and registered broker-dealer, serves as the Distributor of each Fund's shares. The Distributor's address is:

                  670 Second Street North
                  Suite A
                  Safety Harbor, Florida 34695.

TRANSFER AGENT AND ADMINISTRATOR

         Under separate agreements with The Funds, American Data Services, Inc. acts as the Transfer Agent, Fund Accounting Agent and as the Administrator of each Fund. The Transfer Agent, Fund Accounting Agent and Administrator's address is:

                  P.O. Box 5536
                  Hauppauge, New York  11788-0132.

CUSTODIAN

         Northern Trust Company acts as Custodian of the assets of each Fund.

                      INVESTMENT OBJECTIVES AND STRATEGIES

         The Equity Fund seeks long-term growth of asset value through capital appreciation and dividend income. The Bond Fund seeks to earn a high level of current income while permitting investors a degree of safety in principal. However, please remember that an investment objective is not a guarantee. An investment in The Funds might not earn income and investors could lose money.

         The investment strategies of each Fund described below are non-fundamental, which means that they may be changed by The Funds' Board of Trustees without shareholder approval. Still, The Funds has adopted certain fundamental investment objectives that are enumerated in detail in the Statement of Additional Information and which may not be changed without shareholder approval.

         THE EQUITY FUND.

         As stated earlier, The Equity Fund seeks long-term growth of asset value through capital appreciation and dividend income. To achieve this growth, The Equity Fund invests in a diversified group of companies, with an emphasis on common stocks, but may also include debt securities and preferred stock convertible into common. In general, the Advisor invests in the common stock of mid-to-large capital companies (defined as market capitalization of $300,000,000 or more), whose issues are traded on domestic exchanges. The Advisor practices a blended approach to investing--the Advisor does not consistently follow a value, growth or other formulaic approach. Rather, considering the factors listed under "Investment Objectives and Strategies", the Advisor selects investments deemed appropriate in the light of market conditions.

         The Equity Fund portion of the Section entitled "[w]hat are The Funds' principal investment strategies?" reflects that, under normal market conditions the assets will be nearly fully invested in equity-based securities. Normally, investments in The Equity Fund in cash equivalents will be minimal. However, the Investment Advisor may decide to hold an additional percentage of The Equity Fund, without limitation on amount, in cash equivalents when market conditions dictate a temporary "defensive" investment strategy. Such a decision, although not offering the opportunity for capital appreciation, might be deemed prudent to protect net asset value. "Cash Equivalents" are short-term, interest-bearing instruments in which funds are invested temporarily pending longer-term investment, including commercial paper, certificates of deposit, repurchase agreements, bankers' agreements and U.S. Treasury Bills.

        The Investment Advisor considers a number of factors in investing the assets of The Equity Fund in a company's equity-based securities, including:

     -- Earnings forecasts and growth rates, and their relationship to the current and historical price-to-earnings ratio for the company, its peers and the market as a whole.

     -- Security analysts' recommendations provided by the brokerage community, which the Investment Advisor may use to execute security transactions.

     -- Macroeconomic forecasts and trends, coupled with the Investment
        Advisor's interpretation of economic data regarding future prospects of individual securities and industry segments.

    -- Sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services the company provides.

     -- The financial condition of the company, including its ability to meet its liabilities and to provide income in the form of dividends.

     -- The prevailing price of the security.

     -- How the prevailing price compares to historical price levels of the securities, current stock prices in the general market and the stock prices of competing companies.

     -- Projected earnings estimates and earnings growth rates for the company and the relation of those figures to the current stock price.

         It is expected that the volatility of The Equity Fund will be slightly greater than that of the stock market as a whole. In order to limit the level of risk, The Equity Fund will be invested in different industries so that the value of its total assets invested in issuers conducting their principal business activities in the same industry ordinarily does not exceed twenty-five percent (25%) of The Equity Fund's assets at the time of the purchase.

         In general, The Equity Fund will not invest in securities that have, in the judgment of the Investment Advisor, a high level of debt as a percentage of their total market capitalization.

         The Investment Advisor of The Equity Fund engages in more active and frequent trading of the assets in The Fund. As a result, an investor may realize increased capital gains taxes. See discussion under "Taxes" below.

         The Equity Fund will not invest in securities of foreign issuers, but may invest in American Depository Receipts for foreign companies that are traded on a U.S. securities exchange or on The Nasdaq Stock Market.

         The Equity Fund will not invest in puts, calls and other futures contracts.

         THE BOND FUND.

         As stated earlier, The Bond Fund seeks to earn a high level of current income while permitting investors a degree of safety in principal. To achieve this growth, The Bond Fund invests primarily in fixed-income debt securities. These include debt securities such as:

     -- Bonds and notes issued or guaranteed by the United States government or its agencies.

     -- Bonds, notes and preferred stock of United States corporations.

         The Bond Fund portion of the Section entitled "[w]hat are The Funds' principal investment strategies?" reflects that, under normal market conditions, nearly all the assets will be invested in bonds and debentures, which consist mainly of debt securities, such as bonds, notes and debentures issued by United States corporations, bonds and notes issued or guaranteed by the United States Government or its agencies or instrumentalities and preferred stock of the United States corporations. Normally, investments in The Bond Fund in cash equivalents will be minimal. However, when market conditions dictate a temporary "defensive" investment strategy, the Advisor will decide to hold a portion of The Bond Fund, without limitation on amount, in cash equivalents.

         Debt obligations issued or guaranteed by the United States Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government which are established under the authority of an act of Congress. The Advisor will consider investing in securities issued or guaranteed by the following governmental agencies:

     -- Government National Mortgage Association.

     -- Federal National Mortgage Association.

     -- Farmers Home Administration.

     -- Federal Farm Credit Banks.

     -- Federal Home Loan Banks.

     -- Federal Home Loan Mortgage Corporation.

     -- Student Loan Marketing Association.

         Some of these securities, such as debenture obligations of the Farmers Home Administration and securities of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal Farm Credit Banks, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to any of the foregoing when not obligated to do so by law.

         The Bond Fund will invest in debt securities of United States corporations only if at the time of purchase they carry a rating of at least "Baa" from Moody's Investors Services, Inc. or "BBB" from Standard & Poor's Corporation. Debt securities carrying a rating of "Baa" from Moody's Investor Services Inc. or "BBB" from Standard & Poor's Corporation have speculative characteristics. See Appendix A for an explanation of these and other ratings. A reduction below such rating for any debt security owned will not require disposition of the security.

         The Bond Fund's investments in securities other than debt of United States corporations and debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (e.g., preferred stock and all securities of foreign issuers) will be in those securities which, in the judgment of the Advisor, would be of comparable quality to U.S. securities in which The Bond Fund may invest, i.e., those securities having a rating of "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. This judgment may be based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings and its present and anticipated cash flow; the issuer's debt-maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations.

         The only non-interest paying securities to be held in The Bond Fund will be obligations evidencing ownership of future interest and principal payments on United States Treasury Bonds. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically, such obligations take the form of custodial receipts issued pursuant to a custody agreement, which evidence ownership of future interest and principal payments on treasury securities deposited with the custodian. The interest and principal payments on the underlying treasury securities are direct obligations of the United States.

         In general, in investing the assets of The Bond Fund, the Investment Advisor will consider the governmental program under which the security was issued as well as the ratings. The Bond Fund will invest primarily in fixed-income securities with a maturity in excess of one year. However, the Advisor may invest in fixed-income securities with maturities of up to thirty years. The average maturity of securities in The Bond Fund will be based primarily upon the Advisor's expectations for the future course of interest rates and then-prevailing price and yield levels in the fixed-income market, and it is expected that the dollar-weighted average maturity of The Bond Fund will not exceed ten years. This limitation of the average maturity of the Fund is expected to provide a more stable net asset value than would be the case with a longer term fund. As of December 31, 1999, The Bond Fund's dollar-weighted average credit quality was AA, as described in Appendix A, and had a dollar-weighted average maturity of 5.1 years.

         The Bond Fund will not invest in securities of foreign issuers.

         The Bond Fund will not invest in puts, calls or other futures contracts.

         Again, The Funds' objectives, stated above, are considered fundamental and therefore, the Board of Trustees may not revise them. The Funds' strategies, however, are considered non-fundamental and therefore the trustees may revise them, as necessary, from time to time.


                                YOUR FUND ACCOUNT

THE FUNDS' SHARE PRICE

         The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value. Each Fund calculates it net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. Each Fund calculates its net asset value based on the market prices of the securities, computed by adding the value of that Fund's investment plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. Each Fund will process purchase orders that it receives in good and proper form and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders that it receives in good and proper form and redemptions orders that it receives AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY that the New York Stock Exchange is open.

HOW TO PURCHASE SHARES

A.       READ THIS PROSPECTUS CAREFULLY.

B. DETERMINE HOW MUCH YOU WANT TO INVEST, KEEPING IN MIND THE FOLLOWING
MINIMUMS:

         1.  New accounts - $250.00

         2.  Existing accounts - $50.00

C.       COMPLETE THE FOLLOWING:

         1. For new accounts, the New Account Application accompanying this Prospectus, carefully following the instructions.

         2.  For additional investments, prepare a brief letter stating:

             -- The registration of your account.

             -- The name of the Fund whose shares you want to purchase.

             -- Your account number.

        3. Make your check, in the amount of the purchase price of the shares, payable to "The Equity Fund" or "The Bond Fund."

             -- All checks must be drawn on U.S. Banks.

             -- Include your account number on your check when you are adding to an existing account.

             -- The Funds will not accept cash or third party checks.

             -- The Funds' Transfer Agent will charge a $15.00 fee against a shareholder's account for any payment check returned for insufficient funds. The shareholder will also be responsible for any losses suffered by either Fund as a result.

         4.       Send the application and check to:

                           American Data Services, Inc.
                           P.O. Box 5536
                           Hauppauge, New York  11788-0132.

D. OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUNDS.

         The Funds may reject any share purchase application for any reason. The Funds do not issue share certificates. The Funds will send investors a written confirmation for all purchases of shares.

HOW TO SELL SHARES

A.       REQUESTING THE SALE OF SHARES.

         1.       Prepare a letter of instruction containing:

             -- The name of the registered owner(s).

             -- The name of the account(s).

             -- The name of The Fund(s).

             -- The Account number.

             -- The amount of money or number of shares being sold.

             -- Name and address of person to receive the money.

             -- Additional information that The Fund(s) may require for redemption by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity.

         Please contact The Funds' Transfer Agent, in advance, at 1-800-628-9403 if you have any questions regarding the sale of shares.

         2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

         3. Have the signatures guaranteed by one of the following financial institutions:

             -- U.S. bank or trust company.

             -- Broker, dealer, municipal securities broker or dealer.

             -- Government securities broker or dealer.

             -- Credit union, authorized to provide signature guarantees.

             -- National Securities Exchange.

             -- Registered Securities Association or clearing agency.

         A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

         4.       Send a letter of instruction to:

                           The Canandaigua Funds
                           c/o American Data Services, Inc.
                           P.O. Box 5536
                           Hauppauge, New York  11788-0132


B.       PAYMENT OF REDEMPTION PROCEEDS.

         The redemption price per share you receive for a redemption request is the next determined net asset value after the Transfer Agent receives your written request in proper form with all required information. The Transfer Agent will mail a check in the amount of the redemption proceeds no later than the 7th day after it receives the written request in proper form with all required information.

C.       RETIREMENT ACCOUNTS.

         To sell shares in an IRA or other retirement account, please contact the Advisor at 72 South Main Street, Canandaigua New York 14424 or by calling collect 1-716-394-4260 ext 216 to request the appropriate distribution form and for additional instructions.


HOW TO EXCHANGE SHARES

         Shares in either Fund may be exchanged, without cost, for shares in the other Fund. To participate in the program you must do the following:

             -- Contact the Transfer Agent by writing P.O. Box 5536, Hauppauge,
                New York 11733-0132 or by calling 1-888-693-9276 to request the appropriate form to enroll in this program, giving you the option of exchanging shares between Funds.

             -- Once enrolled, exchanges may be made over the telephone but only between Fund accounts registered in the same name, address and taxpayer identification number and are subject to the requirements for initial and subsequent investments, provided to you by the Transfer Agent upon enrollment in the program, as in effect from time to time.

             -- The Transfer Agent uses procedures designed to confirm that instructions received by telephone are genuine, including requiring certain identifying information prior to acting on such instructions, recording telephone instructions and sending written confirmation of the telephone instructions received. To the extent such procedures are reasonably designed to prevent unauthorized or fraudulent instructions and are followed, neither The Canandaigua Funds, the Investment Advisor nor the Transfer Agent is responsible for any loss, expense or cost arising from any such transaction.

             -- Any exchange of shares will be based on the net asset values of the shares involved next computed after receipt of an exchange order. Exchanges are subject to determination by the Transfer Agent that the investment instructions are complete.

DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

         DIVIDENDS AND DISTRIBUTIONS

         Each Fund distributes substantially all of its net investment income and substantially all of its capital gain annually prior to the close of the fiscal year in which the gains are earned. You have two distribution options:

             -- AUTOMATIC REINVESTMENT OPTION - both dividend and capital gains distribution will be reinvested in additional Fund shares.

             -- ALL CASH OPTION - both dividend and capital gains distributions will be paid in cash.

         Unless an election is made on the New Account Application selecting the All Cash Option, the Automatic Reinvestment Option will be applied to each account.


         TAXES

         Each Fund intends to qualify and elect to be treated each year as a "regulated investment company" for federal income tax purposes. A regulated investment company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least ninety percent (90%) of its investment company taxable income to them within applicable time periods.

         For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption of shares in either Fund.

         Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in The Funds. This discussion is not intended to address the tax consequences of an investment by a non-resident alien.

         The Advisor will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations for the shareholders.

        The portfolio turnover rate is a ratio determined by dividing the lesser of the dollar amount of purchases and sales in the investment portfolio by the average assets of the portfolio. As The Equity and Bond Funds are both substantially smaller than the average mutual fund, the denominator in this ratio will be substantially smaller than other funds and the average turnover rate may be higher than that of many of The Funds' peers. Historically, The Funds were limited to tax qualified investments and thus had no exposure to current tax liability from capital gains generated through portfolio turnover. After February 9, 1998, The Funds' new organizational structure allows investors to invest non-tax qualified monies into The Funds and requires The Funds' to distribute substantially all of the income and capital gains generated to the shareholders. In years where there are capital gains generated through portfolio turnover, shareholders holding non-tax qualified investments will likely receive a capital gains dividend that is currently taxable.


                              FINANCIAL HIGHLIGHTS

         The following financial highlight tables are intended to help you understand each Fund's financial performance for the period of The Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in The Fund (assuming reinvestment of all dividends and distribution). This information has been audited by Eldredge, Fox & Porretti, LLP, independent auditors, whose report, along with The Funds' financial statements, are included in the Annual Report, which is available upon request.

                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA


                                                                            FOR THE YEARS ENDED DECEMBER 31
                                                         ------------------------------------------------------------------
                                                             1999          1998         1997           1996          1995
                                                         ---------     ----------    ----------    ----------    ----------
PER SHARE DATA:
  (For a share outstanding throughout
    each period)
  Net Asset Value, beginning of Period                   $   22.80     $    19.40    $    16.67    $    13.71    $    10.89
                                                         ---------     ----------    ----------    ----------    ----------

  Income (Loss) From Investment
    Operations --
    Net investment income (loss) (a)                         (0.20)         (0.06)         --            0.01          0.04
    Net realized and unrealized gain (loss) on
      investments                                             7.85           3.46          2.73          2.95          2.78
                                                         ---------     ----------    ----------    ----------    ----------
 Total income (loss) from investment
    operations                                                7.65           3.40          2.73          2.96          2.82
                                                         ---------     ----------    ----------    ----------    ----------
  Less Distributions (b)
    Dividends from net investment income                     --              --
    Distributions from net realized
        Gains                                                (3.74)          --
                                                         ---------     ----------
        Total distributions                                  (3.74)          --
                                                         ---------     ----------

  Net Asset Value, end of period                         $   26.71     $    22.80    $    19.40    $    16.67    $    13.71
                                                         =========     ==========    ==========    ==========    ==========
  Total Return (c)                                           33.70%         17.53%        16.38%        21.59%        25.90%
                                                         =========     ==========    ==========    ==========    ==========

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period
    (000 omitted)                                       $   35,237      $  23,568     $  17,787     $  12,644     $   8,433
  Ratio of Net Expenses to Average
    Net Assets (a)                                            1.37%          1.14%         1.15%         1.12%         1.11%
  Ratio of Gross Expenses to Average
    Net Assets (a)                                            1.45%          1.50%         1.44%         1.57%         1.25%
  Ratio of Net Investment Income
    to Average Net Assets                                    (0.77%)        (0.31)%        0.00%         0.03%         0.32%
  Portfolio Turnover Rate                                   224.59%        314.28%       398.23%       337.27%       375.30%



(a)  Through December 31, 1998 certain administrative expenses of The
     Equity Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of The Equity Fund, resulting in per share savings of $.08, $.05, $.07 and $.02 for the years ended December 31, 1998, 1997, 1996, and 1995, respectively. During fiscal 1999, The Equity Fund paid for its administrative fees, other than professional legal fees and Board of Truste fees and expenses assumed by the Investment Advisor of The Equity Fund, resulting in a per share savings of $.02 for the year ended December 31, 1999.
(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when The Fund operated solely as a collective investment trust.
(c) Assumes reinvestment of the dividends and capital gains distribution, if any.

                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA


                                                                            FOR THE YEARS ENDED DECEMBER 31
                                                       -------------------------------------------------------------------------
                                                           1999            1998           1997           1996            1995
                                                       ----------      ----------     ----------     ----------      ----------
PER SHARE DATA:
  (For a share outstanding throughout
    each period)
  Net Asset Value, beginning of Period                 $    14.14      $    13.53     $    12.54     $    12.25      $    10.01
                                                       ----------      ----------     ----------     ----------      ----------

  Income (Loss) From Investment
    Operations --
    Net investment income (loss) (a)                         0.74            0.77           0.70           0.62            0.81
    Net realized and unrealized gain (loss) on
      investments                                           (0.98)           0.45           0.29          (0.33)           1.43
                                                       ----------      ----------     ----------     ----------      ----------
  Total income (loss) from investment
    operations                                              (0.24)           1.22           0.99           0.29            2.24
                                                       ----------      ----------     ----------     ----------      ----------
  Less Distributions (b)
    Dividends from net investment income                    (0.74)          (0.61)
    Distributions from net realized
        Gains                                                 --              --
                                                       ----------      ----------
        Total distributions                                 (0.74)          (0.61)
                                                       ----------      ----------

  Net Asset Value, end of period                        $   13.16       $   14.14      $   13.53      $   12.54       $   12.25
                                                        =========       =========      =========      =========       =========
  Total Return (c)                                          (1.71)%          9.05%          7.89%          2.37%          22.38%
                                                        =========       =========      =========      =========       =========

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period
    (000 omitted)                                   $       1,093   $         957  $         666  $         501   $         408
  Ratio of Net Expenses to Average
    Net Assets (a)                                           0.38%           0.46%          0.77%          1.09%           0.89%
  Ratio of Gross Expenses to Average
    Net Assets (a)                                           5.51%           7.13%          3.19%          4.15%           1.03%
  Ratio of Net Investment Income
    to Average Net Assets                                    5.41%           5.47%          5.38%          5.17%           7.11%
  Portfolio Turnover Rate                                    4.67%           9.04%          8.44%         30.46%          14.13%


(a) The investment management fees for The Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through December 31, 1999. In addition, during the periods presented, certain administrative expenses of The Fund, other than primarily custodial and audit fees, have been assumed by the Investment Advisor of The Fund. The resulting per share savings to The Bond Fund related to these fees and expenses were $.70, $.94, $.31, $.37, and $.02 for the years ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.
(c) Assumes reinvestment of the dividends and capital gains distribution, if any.

                             ADDITIONAL INFORMATION


         To learn more about The Canandaigua Funds you may want to read The Canandaigua Funds' Statement of Additional Information (or "SAI") which contains additional information about The Canandaigua Funds. The Canandaigua Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

         You also may learn more about The Canandaigua Funds' investments by reading The Canandaigua Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of The Canandaigua Funds during the last fiscal year.

         The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling collect 1-716-394-4260 ext. 216.

         Prospective investors and shareholders who have questions about The Canandaigua Funds may also call the following number collect or write to the following address:

                  The Canandaigua Funds
                  The Canandaigua National Bank and Trust Company
                  72 South Main Street
                  Canandaigua, New York  14424
                  716-394-4260 ext. 216

         The general public can review and copy information about The Canandaigua Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about The Canandaigua Funds are also available at the Securities and Exchange Commission's Internet Site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to:

                  Public Reference Section
                  Securities and Exchange Commission
                  Washington, D.C.  20549-60090

         Please refer to The Canandaigua Funds Investment Company Act File No. 811-7322 when seeking information about The Canandaigua Funds from the Securities and Exchange Commission.

                                   APPENDIX A

Description of Standard & Poor's Corporation's corporate bond ratings of BBB or better:

AAA- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Description of Moody's Investor Service, Inc.'s corporate bond ratings of Baa or better:

AAA - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              THE CANANDAIGUA FUNDS


     This Statement of Additional Information sets forth certain additional information about The Canandaigua Funds, an open-end diversified management investment company.

                          -----------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION HEREIN SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE CANANDAIGUA FUNDS DATED MAY 1, 2000, A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUNDS' DISTRIBUTOR, ADS DISTRIBUTORS, INC., 670 SECOND STREET NORTH, SUITE A, SAFETY HARBOR, FLORIDA 34695, OR BY CALLING 1-888-693-9276.

                                   MAY 1, 2000

                                TABLE OF CONTENTS




The Canandaigua Funds ....................................................    3
Investment Restrictions ..................................................    3
Other Investment Policies ................................................    5
Management of The Canandaigua Funds ......................................    5
         TRUSTEES AND OFFICERS ...........................................    5
         INVESTMENT ADVISOR ..............................................    7
         DISTRIBUTOR .....................................................    9
         TRANSFER AGENT AND ADMINISTRATOR ................................    9
         CUSTODIAN .......................................................   10
         CODE OF ETHICS ..................................................   10
Net Asset Value ..........................................................   10
Performance Information ..................................................   12
Portfolio Transactions ...................................................   12
Tax Information ..........................................................   14
Organization and Capitalization ..........................................   15
         PRINCIPAL SHAREHOLDERS ..........................................   16
Independent Accountants ..................................................   17
Index to Financial Statements ............................................   F-1
Report of Independent Accountants ........................................   F-2
Financial Statements and Notes Thereto ...................................   F-3

                              THE CANANDAIGUA FUNDS


         The Canandaigua Funds is registered with the SEC as an open-end diversified management investment company (or mutual fund) consisting of two separate, diversified series: the Canandaigua Equity Fund (the "Equity Fund") and the Canandaigua Bond Fund (the "Bond Fund") (individually referred to as a "Fund" and collectively as the "Funds"). Additional funds may be created by the Trustees from time to time. The Canandaigua National Bank and Trust Company, acts as investment advisor to both Funds.

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Canandaigua Funds dated May 1, 2000, as amended or supplemented from time to time. A copy of the Prospectus may be obtained without charge by calling 1-888-693-9276 or by writing to the Funds' Distributor, ADS Distributors, Inc., 670 Second Street North, Suite A, Safety Harbor, Florida 34695.

         The EQUITY FUND seeks long term growth of asset values through capital appreciation and dividend income.

         The BOND FUND seeks to earn a high level of current income with consideration also given to safety of principal.


                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental to both the Equity Fund and the Bond Fund and cannot be changed for either Fund without the approval of the holders of a majority of the outstanding shares of the affected Fund. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of that Fund. An investment policy that is not "fundamental" may be changed by vote of a majority of the Board of Trustees of The Canandaigua Funds at any time.

         As a matter of fundamental policy, neither Fund may:

         (a) Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities) if as a result more than 5% of the value of the total assets of that Fund would be invested in the securities of such issuer or both Funds together would own more than 10% of the outstanding voting securities of such issuer (for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security);

         (b) Invest in companies for the purpose of exercising control;

         (c) Borrow money except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Fund is required to maintain asset coverage of 300% for all borrowing (except with respect to cash collateral received as a result of portfolio securities lending);

         (d) Pledge, mortgage or hypothecate more than 10% of the total value of its assets;

         (e) Issue senior securities;

         (f) Underwrite any issue of securities;

         (g) Purchase or sell real estate or real estate mortgage loans (but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities in real estate operations);

         (h) Make loans to other persons, except that either Fund may make time or demand deposits with banks, may purchase bonds, debentures or similar obligations that are publicly distributed, may loan its securities in an amount not in excess of 10% of the total value of its assets and may enter into repurchase agreements as long as repurchase agreements maturing in more than seven days do not exceed 10% of the total value of its assets;

         (i) Purchase securities on margin or sell securities short;

         (j) Purchase or retain securities of an issuer if the members of The Canandaigua Funds' Board of Trustees, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

         (k) Purchase or sell commodities or commodity contracts;

         (l) Invest its assets in securities of other investment companies except as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders of the Fund involved in such transaction;

         (m) Invest in or sell puts, calls, or otherwise engage in interests in oil, gas or other mineral exploration or development programs;

         (n) Purchase any securities that would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry (except that there is no limitation with respect to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities);

         (o) Invest more than 10% of the total value of its assets in nonmarketable securities (including repurchase agreements and time deposits maturing in more than seven days but excluding master demand notes and other securities payable on demand). If through the appreciation of nonmarketable securities, or the depreciation of marketable securities, a Fund has more than 10% of its assets invested in nonmarketable securities, that Fund will reduce its holdings of nonmarketable securities to 10% or less of its total assets as soon as practicable;

         (p) Purchase securities of foreign issuers (except for American Depository Receipts that are traded on a U.S. securities exchange or on The Nasdaq Stock Market(sm)); or

         (q) Purchase or engage in futures contracts.

If a percentage restriction is adhered to at the time of investment, then except as noted in (o) above, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                            OTHER INVESTMENT POLICIES

         The following investment policies are not fundamental and may be changed by the Board of Trustees of The Canandaigua Funds without the approval of the shareholders of the affected Fund:

         The Funds will not invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") or which are not readily marketable, except for master demand notes, other securities payable upon demand, repurchase agreements and instruments evidencing loans of securities. Such securities may, however, become a part of a Fund's assets through a merger, exchange or recapitalization involving securities already held in a Fund.

         Either Fund may, to the extent consistent with its investment objectives, invest in master demand notes. A master demand note is a facility, typically maintained by a bank, pursuant to which monies are lent on a daily basis to a corporate borrower by a group of purchasers in amounts and at rates negotiated daily. The loan is payable on demand. As with other debt obligations, there is a risk that the borrower will fail to repay the obligation.

                       MANAGEMENT OF THE CANANDAIGUA FUNDS

TRUSTEES AND OFFICERS

         Information pertaining to the Trustees, Advisory Trustees and officers of The Canandaigua Funds, including their principal occupations for the last five years, is set forth below.

                                                               PRINCIPAL OCCUPATION(S)
NAME, AGE  AND ADDRESS          POSITION(S) WITH FUND          DURING PAST FIVE YEARS
---------  -----------          ---------------------          ----------------------

Robert N. Coe, 50               Trustee                        President and co-owner, W.W. Coe &
c/o The Canandaigua  Funds                                     Son, Inc. (independent insurance agency)
72 South Main Street                                           Canandaigua, New York
Canandaigua, NY 14424

Robert J. Craugh, 77            Chairman of the Board          Retired since 1987; prior thereto,
c/o The Canandaigua Funds       of Trustees                    Senior Vice President-Operations,
72 South Main Street                                           Canandaigua National Bank and
Canandaigua, NY, 14424                                         Trust Company, Canandaigua, NY

Donald C. Greenhouse, 64        Trustee                        President and owner, Seneca Point
c/o The Canandaigua Funds                                      Associates, Inc. (business consultants)
72 South Main Street                                           Canandaigua, New York
Canandaigua, NY  14424

Steven H. Swartout, 41          Trustee,                       Attorney-at-Law,
c/o The Canandaigua Funds       Secretary and Treasurer        Canandaigua, New York
72 South Main Street
Canandaigua, NY 14424



         COMPENSATION OF THE BOARD OF TRUSTEES. Trustees receive $200.00 from The Canandaigua Funds for each Board and Committee meeting attended, together with reimbursement of reasonable expenses incurred.

         For 1999, the Trustees received the following compensation from The Canandaigua Funds: Mr. Coe: $1,000.00; Mr. Craugh: $1,000.00; Mr. Greenhouse:
$1,000.00; and Mr. Swartout: $1,000.00.

         As permitted by the regulations of the Federal Reserve Board under the Glass-Steagall Act and the Bylaws of The Canandaigua Funds, the Board of Trustees has established an Advisory Board of Trustees. The purpose of the Advisory Board is to advise the Board of Trustees with respect to investment policies and related matters. Members of the Advisory Board are selected for their expertise in investment matters by the Board of Trustees, are appointed by the Board of Trustees, serve for one-year terms, have no vote with respect to any matters, and can be removed by the Board of Trustees at any time.

         Information pertaining to the members of the Advisory Board, including their principal occupations for the last five years, is set forth below.



                                                          PRINCIPAL OCCUPATION(S) DURING
NAME, AGE  AND ADDRESS        POSITION(S) WITH FUND       PAST FIVE YEARS
---------  -----------        ---------------------       ---------------

Gregory S. MacKay, 50         Advisory Trustee            Treasurer, Canandaigua National
72 South Main Street                                      Corporation (parent holding company
Canandaigua, NY 14424                                     of the Advisor) and Senior Vice
                                                          President of the Advisor

Robert J. Swartout, 38        Advisory Trustee            Vice President and Investment
72 South Main Street                                      Officer of the Advisor
Canandaigua, NY 14424


         Advisory Trustees receive no compensation from The Canandaigua Funds for their service in such capacity.


INVESTMENT ADVISOR

         The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424 is the Investment Advisor ("Advisor") for each Fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") that The Canandaigua Funds has entered into with the Advisor on behalf of each Fund.

         The Investment Advisory Agreement provides that the Advisor will provide each Fund with investment research, advice and supervision and will furnish continuously an investment program for that Fund consistent with the investment objectives and policies of that Fund. The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory, research and statistical data and related clerical expenses.

         Under the terms of the Investment Advisory Agreement, the Advisor manages the investment of the assets of each Fund in conformity with the investment objectives and policies of that Fund. It is the responsibility of the Advisor to make investment decisions for each Fund and to provide continuous supervision of the investment portfolios of each Fund. The Advisor has agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, certain clerical, accounting and bookkeeping services, and certain other services required by each Fund.

         The Advisor pays all expenses incurred by it in connection with acting as investment manager, other than costs (including taxes and brokerage commissions, if any) of securities purchased for the Funds. Expenses incurred by the Advisor in connection with acting as investment advisor include the costs of accounting, data processing, bookkeeping and internal auditing services (other than costs related to shareholder account servicing), and rendering periodic and special reports to the Board of Trustees. The Advisor pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

         Under the terms of the Investment Advisory Agreement, the Advisor is obligated to manage each Fund in accordance with applicable laws and regulations, including the regulations and rulings of the United States Comptroller of the Currency relating to fiduciary powers of national banks. In accordance with these regulations, the Advisor will not invest the Funds' assets in stock or obligations of, or property acquired from, the Advisor, its affiliates or directors, officers or employees or other persons with substantial connections with the Advisor, and assets of the Funds will not be sold or transferred, by loan or otherwise, to the Advisor or persons connected with the Advisor as described above, except that in accordance with applicable regulations of the Comptroller of the Currency, assets of the Funds may be placed in deposits with the Advisor pending investment or distribution.

         For its services under the Investment Advisory Agreement, the Advisor is paid with respect to each Fund a monthly management fee at the annual rate of 1.00% of each Fund's average daily net assets. During the fiscal years ended December 31, 1998, December 31, 1997, December 31, 1996 and December 31, 1995, the Equity Portfolio of the predecessor Collective Investment Trust paid the Advisor a net total of $206,484, $162,307, $108,183 and $70,751, respectively, in aggregate advisory fees, which amounted to 1.00%, 1.00% and 0.99%, respectively, of that Fund's average annual net assets for those periods. During the fiscal year ended December 31, 1999, the Equity Fund paid the Advisor a net total of $286,368 in aggregate advisory fees, which amounted to 1.00% of that Fund's average annual net assets for that period. During the fiscal year ended December 31, 1997, December 31, 1996 and December 31, 1995, the Bond Portfolio of the predecessor Collective Investment Trust paid the Advisor a net total of $1,535, $2,442 and $1,653, respectively, in aggregate advisory fees, which amounted to 0.26%, 0.50% and 0.50%, respectively, of that Fund's average annual net assets for those periods. During the fiscal year ended December 31, 1999, and December 31, 1998 the Bond Fund did not pay the Advisor any net advisory fee. Beginning in 1994, the Advisor had in effect a reduction from 1.00% to 0.50% of the advisory fee applicable to the Bond Portfolio, which the Trustees temporarily reduced to 0.00% during 1997.

         Except for the expenses described above which have been assumed by the Advisor, all expenses incurred in administration of The Canandaigua Funds will be charged to the Funds or to a particular Fund, as the case may be, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of The Canandaigua Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including subcustodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; and insurance premiums. The Canandaigua Funds is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of a particular Fund including the expenses of communications with its shareholders, are paid by that Fund. Expenses that are general liabilities of The Canandaigua Funds are allocated to the Equity Fund and the Bond Fund in proportion to the total net assets of each Fund.

         OTHER INFORMATION. The Investment Advisory Agreement remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Funds (as defined in the Investment Company Act) and, in either case, by a majority of the Trustees who are not interested persons of The Canandaigua Funds or the Advisor. The Investment Advisory Agreement provides that the Advisor shall not be liable to a Fund for any error of judgment by the Advisor or for any loss sustained by the Fund except in the case of the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Funds or by either party upon 60 days' written notice. No person other than the Advisor regularly furnishes advice to the Funds with respect to the desirability of a Fund's investing in, purchasing or selling securities.


DISTRIBUTOR

         ADS Distributors, Inc. (the "Distributor") acts as the principal underwriter and distributor of each Fund's shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. The Distributor is a Florida corporation, and a registered broker-dealer. Among its functions, the Distributor approves and accepts new account applications, processes subsequent account purchases and redemptions, and responds to requests for information about the Funds. For its services, the Distributor will receive an annual fee of $22,750, payable monthly, plus reimbursement of expenses.


TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

         Under separate agreements, American Data Services, Inc. acts as the Transfer Agent (the "Transfer Agent"), Fund Accounting Agent (the "Fund Accounting Agent") and as the Administrator (the "Administrator") for each Fund.

         As Transfer Agent, American Data Services, Inc. provides various recordkeeping services for the Funds, including maintenance of all Fund share ownership books and records, recording of all purchase and redemption orders, acting as dividend disbursing agent, generating transaction confirmation statements and quarterly shareholder statements of account, and distributing periodic reports and updated Fund Prospectuses to all shareholders. The Transfer Agency Agreement has been approved by the Trustees of The Canandaigua Funds.

         In its capacity as Fund Accounting Agent and Administrator of the Funds, American Data Services, Inc. determines, for each Fund, its daily net asset value per share (see "Net Asset Value" below), calculates all dividend and capital gain distributions, maintains the Funds' corporate books and records, prepares and files required tax returns and reports, and provides general data processing, accounting and bookkeeping services to the Funds.

         The Administrative Services Agreement has been approved by the Trustees of The Canandaigua Funds. This agreement provides that, for each Fund, the Administrator will be paid a monthly fee equal to the greater of: (1) a sliding scale of $1,500 for a Fund with average net assets of under $5 million to $2,500 for a Fund with average net assets of $20 million or more; or (2) 1/12th of 0.012% (12 basis points) of the average net assets of that Fund for the month.


CUSTODIAN

         Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, serves as the custodian ("Custodian") of the assets of each Fund. The Custodian holds all securities and other assets of the Funds. The Custodial Agreement with each Fund, which the Trustees have approved, provides for the general duties of the Custodian, permissible use of subcustodians, and book entry systems of account.


CODE OF ETHICS

         The Board of Trustees has determined that the personnel of The Canandaigua Funds may engage in personal trading in compliance with general fiduciary principles which are incorporated into The Canandaigua Fund's Code of Ethics. This Code of Ethics substantially complies in all respects with Rule 17j-1 under the Investment Company Act, with the following exceptions: (1) the disinterested Trustees of The Canandaigua Funds are not required to pre-clear personal securities transactions, and (2) the disinterested Trustees are not provided with information about the portfolio transactions contemplated for a Fund or executed for a Fund for a period of 15 days before and after such transactions.


                                 NET ASSET VALUE

         For each Fund, net asset value ("NAV") per share is determined by dividing the total value of that Fund's assets, less any liabilities, by the number of shares of that Fund outstanding.

         The net asset value per share of each Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

         Except for debt securities with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows:
(a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Board of Trustees has determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. All of these prices are obtained by the Administrator from services which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

         Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Trustees determine that amortized cost no longer represents fair value.

         When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

         In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of The Canandaigua Funds. Expenses with respect to both Funds are to be allocated in proportion to the total net assets of the respective Funds.

                             PERFORMANCE INFORMATION

         The average annual total return of each Fund is determined for a particular period in accordance with SEC Rule 482 by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price (I.E., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         The average annual total return for the Equity Fund and the Bond Fund of the predecessor Collective Investment Trust for the one-year period and since inception to December 31, 1999, was as follows:



                           YEAR ENDED                 INCEPTION* TO
FUND                        12/31/99                     12/31/99
----                        --------                     --------

Equity Fund                  33.70%                       16.47%
Bond Fund                    (1.71%)                       5.21%


------------
*Inception for both Funds was September 9, 1992



         The performance data quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


                             PORTFOLIO TRANSACTIONS

         Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

         Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Funds. The Advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

         The investment advisory fees that the Funds pay to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Funds.

         Certain investments may be appropriate for the Funds and also for other clients advised by the Advisor. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day, and if all orders for the same security could be only partially executed during a trading day, then Fund transactions will take precedence over transactions for other clients of the Advisor.

         Securities owned by the Funds may not be purchased from or sold to the Advisor or any affiliated person (as defined in the Investment Company Act) of the Advisor except as may be permitted by the SEC and subject to the rules and regulations of the Comptroller of the Currency. Affiliated persons of the Advisor include its parent corporation, Canandaigua National Corporation, each of their respective subsidiaries, and the officers and directors of any of such entities.

         The aggregate amounts of brokerage commissions paid by the Funds' for the years ended December 31, 1999 and 1998 were $205,586 and $214,433, respectively.

         As of December 31, 1999 the Equity and the Bond Fund held the following securities of brokers or dealers, or their parent organizations, with which it regularly conducts business: Equity Fund: 20.000, Bond Fund: 30,000 Merrill Lynch & Co. 6.25% bonds due October 15, 2008.


                                 TAX INFORMATION

         The following discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Shareholders should consult their own tax advisors as to the federal, state or local tax consequences of ownership of shares of the Funds in their particular circumstances.

         Each Fund is treated as a separate taxpayer for federal income tax purposes.

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, the Fund will pay no federal income taxes on its investment company taxable income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, each Fund must, among other things distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains. As a regulated investment company, each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

         In general, any gain or loss on the redemption or exchange of a Fund's shares will be long-term capital gain or loss if held by the shareholder for more than 18 months, mid-term capital gain or loss if held for more than one year but not more than 18 months, and short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to a Fund's shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss to the extent of the capital gain distribution. For redemptions or exchanges occurring after December 31, 2000, a holding period of more than five years will entitle the shareholder to a long-term rate that is lower than the normal long-term rate.

         Dividends of a Fund's investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains (or credited undistributed net capital gains) will be taxable as such at the appropriate rate, regardless of the length of time shares of a Fund have been held. Only dividends that reflect a Fund's income from certain dividend-paying stocks will be eligible for the federal dividends-received deduction for corporate shareholders.

         Provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares.


                         ORGANIZATION AND CAPITALIZATION

         From its inception in 1992 until February 9, 1998, The Canandaigua Funds were organized by the Investment Advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of The Fund was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds."

         The Canandaigua Funds are authorized to issue an unlimited number of shares. The Trustees of The Canandaigua Funds are responsible for the overall management and supervision of its affairs. Each share represents an equal and proportionate interest in The Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferrable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Shares of The Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered by The Canandaigua Funds' Declaration of Trust (the "Declaration of Trust") and Bylaws to create, without shareholder approval, additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

         Unless otherwise required by the Investment Company Act or the Declaration of Trust, The Canandaigua Funds does not intend to hold annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of all outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares entitled to vote. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

         SHAREHOLDER AND TRUSTEE LIABILITY. The Canandaigua Funds is organized as a Delaware business trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of The Canandaigua Funds. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by The Canandaigua Funds or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that The Canandaigua Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of The Canandaigua Funds and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

PRINCIPAL SHAREHOLDERS

         As of December 31, 1999, no shareholder of record or beneficially owned more than 5% of the outstanding shares of the Equity Fund. As of the same date, the following persons owned more than 5% of the outstanding shares of the Bond
Fund:

         NAME AND ADDRESS                                     PERCENTAGE OF
         OF OWNER                                             BOND FUND*
         --------                                             ----------

         Anthony Brindisi                                       5.4%
         417 Holiday Harbour
         Canandaigua, New York 11424





------------------
* Figures shown represent percentage of shares owned both of record and beneficially by the persons indicated.

         As of December 31, 1999, the Trustees, Advisory Trustees and officers of The Canandaigua Funds as a group did not own more than 5% of the outstanding shares of either Fund, either beneficially or of record.


                             INDEPENDENT ACCOUNTANTS

         Eldredge, Fox & Porretti, LLP, 25 North Street, Canandaigua, New York 14424, independent public accountants, have been selected to examine the annual financial statements of The Canandaigua Funds and render a report thereon.

                              FINANCIAL STATEMENTS

         The financial statements of the Equity Fund and the Bond Fund for the year ended December 31, 1999 are incorporated herein by reference to the Fund's Annual Report, filed electronically with the SEC on February 28, 2000. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)      Declaration of Trust dated October 31, 1997(1)

(b)      Bylaws of Registrant(1)

(c)      Not applicable

(d) Investment Advisory Agreement with Canandaigua National Bank and Trust Company for the Equity Fund and the Bond Fund, dated
         October 31, 1997(1)

(e)      Distribution Agreement between Registrant and ADS Distributors, Inc.
         (1)

(f)      Not applicable

(g)(1) Equity Fund Custodian Agreement between Registrant and Northern Trust Company(1)

(g)(2) Bond Fund Custodian Agreement between Registrant and Northern Trust Company(1)

(h)(1) Transfer Agency Agreement between Registrant and American Data Services, Inc.(1)

(h)(2) Administrative Service Agreement between Registrant and American Data Services, Inc.(1)

(i)      Opinion and Consent of Underberg & Kessler LLP(1)

(j)      Consent of Eldredge, Fox & Porretti, LLP(2)

(k)      Omitted Financial Statements(3)

(l)      Not applicable

(m)      Not applicable

(n)      Financial Data Schedule(2)

(o)      Not applicable

(1) Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.

(2)      Filed herewith.

(3) Previously filed with the Securities and Exchange Commission under Rule 30d-1 on February 28, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25.  INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

       The Declaration of Trust provides with regard to indemnification that:

       A. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

B. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

C. To the extent that a Trustee, employee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections A or B above in defense of any claim, issue or matter therein, he/she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

D. Except as provided in subsection C above, any indemnification under subsection A or B of this Section (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection A, B or H. Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

E. Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in this Section; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

F. The indemnification provided by this Section shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

G. The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

H. Anything to the contrary in the foregoing subsections A through G notwithstanding, no Trustee, employee or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The business of The Canandaigua National Bank and Trust Company is summarized under "Management of The Canandaigua Funds - Investment Advisor" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The following are, for the investment adviser, the directors and senior officers who are or have been, at any time during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee and a description of such business, profession, vocation or employment of a substantial nature and, if engaged in the capacity of director, officer, employee, partner or trustee, the name and principal business address of the company with which the person specified is so connected and the nature of such connection:

                                                         OTHER BUSINESS,
                            POSITION WITH                  PROFESSION OR
NAME                            ADVISOR                      VOCATION
----                            -------                      --------

George W. Hamlin, IV    President, Chief Executive    President and
                        Officer, Trust Officer        Director of Canandaigua National
                        and Director                  Corporation (parent holding
                                                      company of the Advisor) ("CNC")

Patricia A. Boland      Director                      Executive Director,
                                                      Granger Homestead;
                                                      Director of CNC

Daniel P. Fuller        Director                      Owner, Bristol Mountain Ski
                                                      Resort

David Hamlin, Jr.       Director                      Farmer, Director of CNC

Frank H. Hamlin         Director                      President, Sonnenberg Gardens,
                                                      Director of CNC



                                      C-4



Stephen D. Hamlin       Director                      President, Draper Development
                                                      Corp.;   Director of CNC

Paul R. Kellogg         Director                      Retired; Director of CNC

Eldred M. Sale          Director                      Retired; Director of CNC

Robert G. Sheridan      Senior Vice President,        Secretary and Director of CNC
                        Cashier and Director

Caroline C. Shipley     Director                      Educator and Area II Director,
                                                      New York State School Board
                                                      Association; Director of CNC

Alan J. Stone           Director and Chairman of the  Managing Partner, Stone
                        Board                         Properties; Director of CNC



ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) As of the date hereof, in addition to acting as Distributor for the Funds, ADS Distributors, Inc. acts as a principal underwriter, depositor or investment advisor for the ICM Series Trust.

(b) The information required by this item with respect to each director, officer and partner of ADS Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by ADS Distributors, Inc. under the Securities Exchange Act of 1934 (SEC File Number 8-49995).

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant or The Canandaigua National Bank and Trust Company, each of which is 72 South Main Street, Canandaigua, New York 14424; ADS Distributors, Inc. and/or American Data Services, Inc., both with an address of P.O. Box 5536, Hauppauge, New York 11788-0132. Records relating to the duties of the Registrant's custodian are maintained by Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675.

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                POWER OF ATTORNEY

Registrant and each person whose signature appears below hereby appoint Steven
H. Swartout as attorney-in-fact with full power of substitution, to execute in their name and on behalf of the Registrant and each such person, individually and in each capacity stated below, one or more amendments (including post-effective amendments) to this Registration Statement as the attorney-in-fact acting on the premise shall from time to time deem appropriate and to file any such amendment to this Registration Statement with the Securities and Exchange Commission.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Canandaigua, New York on the 28th day of April, 2000.

                                                THE CANANDAIGUA FUNDS

                                                BY: /S/ STEVEN H. SWARTOUT
                                                --------------------------

                                                 Steven H. Swartout,
                                                 Secretary and Treasurer

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                            TITLE                   DATE
---------                            -----                   ----

Robert N. Coe*                       Trustee          April 28, 2000
Robert N. Coe

Robert J. Craugh*                    Trustee          April 28, 2000
Robert J. Craugh

Donald C. Greenhouse*                Trustee          April 28, 2000
Donald C. Greenhouse

/S/ STEVEN H. SWARTOUT               Trustee          April 28, 2000
----------------------
Steven H. Swartout

*By: /S/ STEVEN H. SWARTOUT
---------------------------
Steven H. Swartout, as Attorney-in-Fact

                                INDEX TO EXHIBITS



EXHIBIT    DESCRIPTION

(j)        Consent of Eldredge, Fox & Porretti, LLP, Independent Auditors

(k)        Financial Statements and Report of Independent Certified Public
           Accountants

(n)        Financial Data Schedule